FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ (8)	€ (1)	€ (11)
Unrealized (losses) / gains on foreign currency derivatives - net	6	13	(8)
Total	1	10	(32)
Currency risk | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	2	(36)	7
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	46	(39)
Total	€ 1	€ 10	€ (32)